Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
25	SUBSEQUENT EVENTS

The Group evaluated all events and transactions that occurred after June 30, 2025 up through the date of report, which is the date that these consolidated financial statements are available for distribution. Other than the event disclosed below:

(a)	On July 16, 2025, the Company amended and restated memorandum and articles of association to include a dual class share structure and the creation of two new classes of shares, being A (Class A Shares) and B (Class B Shares), both with no par value which rank pari passu as to distributions (including on a liquidation), and provide for enhanced voting rights at a rate of twenty-to-one in favour of the Class B Shares.
The share designations state that the 2,000,000 Ordinary Shares registered in the name of Mr. Lee Seng Chi and Reservoir Energy Link Bhd shall be redesignated as Class B Shares and the remaining Ordinary Shares in issue shall be redesignated as Class A Shares respectively.
(b)	On September 15, 2025, Founder Assets Sdn. Bhd. acquired 49% equity interest in RL Sunseap Energy Sdn. Bhd. for a total purchase consideration of RM1,916,649.80. The investment is classified as associate given the Company has significant influence over the financial and operating policy decisions of RL Sunseap Energy Sdn. Bhd.

(c)	On January 22, 2026, Founder Assets (Thailand) Co Ltd increases its share capital from THB 2,000,000 to THB 25,000,000. Founder Group Limited contribute all the incremental share capital.

(d)	The authorised, issued, and outstanding shares of the Company were combined on a 100 for 1 ratio with the marketplace effective date of February 10, 2026. The objective of the Share Combination is to enable the Company to regain compliance with Nasdaq Marketplace Rule 5550(a)(2) and maintain its listing on Nasdaq. Beginning with the opening of trading on February 10, 2026, the Company’s Class A Ordinary Shares traded on the Nasdaq Capital Market on an adjusted basis, under the same symbol “FGL” but under a new CUSIP number, G3662E121. As a result of the Share Combination, each 100 ordinary shares outstanding will automatically combine and convert to one issued and outstanding ordinary share without any action on the part of the shareholders. Each shareholder who holds fractional shares following, and as a result of, the share combination, will be issued with such bonus shares as is necessary to ensure that their shareholding is rounded up to the nearest whole number.

25	SUBSEQUENT EVENTS

The Group evaluated all events and transactions that occurred after December 31, 2024 up through the date of report, which is the date that these consolidated financial statements are available for distribution. Other than the events disclosed below:

(a)	On January 14, 2025, the Group incorporated a subsidiary, namely Founder Assets (Thailand) Company Limited, a company incorporated in Thailand.

(b)	On January 21, 2025, the Group subscribed for an additional 1,000,000 ordinary shares in Founder Assets Sdn. Bhd. for a total consideration of RM 1,000,000.

(c)	On February 10, 2025, the Group incorporated a subsidiary, namely Founder Solar Solution Sdn. Bhd., a company incorporated in Malaysia.